LVIP Global Equity Managed Volatility Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–94.70%
Brazil–0.94%
Ambev SA ADR	2,783,031	$8,126,451
		8,126,451
Canada–2.41%
†Shopify, Inc. Class A	175,045	20,763,838
		20,763,838
China–4.38%
Alibaba Group Holding Ltd. ADR	19,579	2,456,381
†Baidu, Inc. ADR	42,947	4,785,155
Tencent Holdings Ltd.	301,701	19,028,988
†Trip.com Group Ltd. ADR	144,833	7,211,235
Yum China Holdings, Inc.	87,639	4,275,030
		37,756,789
Denmark–0.66%
Novo Nordisk AS Class B	156,777	5,737,170
		5,737,170
France–4.94%
Airbus SE	39,621	7,491,256
BNP Paribas SA	106,420	10,137,956
Capgemini SE	45,870	5,412,588
Cie de Saint-Gobain SA	74,868	6,198,652
Danone SA	94,547	7,554,981
LVMH Moet Hennessy Louis Vuitton SE	8,087	4,420,753
Sodexo SA	26,077	1,338,586
		42,554,772
Germany–3.39%
BASF SE	147,979	9,114,081
Deutsche Bank AG	201,730	6,003,500
Deutsche Telekom AG	264,401	9,868,309
Siemens AG	17,369	4,231,681
		29,217,571
Hong Kong–0.90%
Budweiser Brewing Co. APAC Ltd.	467,100	431,772
Prudential PLC	526,916	7,325,772
		7,757,544
Ireland–2.61%
AerCap Holdings NV	62,690	8,599,814
Experian PLC	183,928	6,362,896
Medtronic PLC	86,766	7,518,274
		22,480,984
Italy–0.39%
Ferrari NV	10,081	3,411,914
		3,411,914
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan–3.19%
FANUC Corp.	188,300	$6,563,560
Pan Pacific International Holdings Corp.	1,332,429	8,128,148
Renesas Electronics Corp.	383,657	5,485,230
Toyota Motor Corp.	351,343	7,303,484
		27,480,422
Netherlands–3.10%
†Adyen NV	8,871	8,878,544
Heineken NV	92,989	7,152,558
NXP Semiconductors NV	26,650	5,246,319
Stellantis NV	755,711	5,461,964
		26,739,385
Republic of Korea–0.55%
Samsung Electronics Co. Ltd.	40,477	4,734,242
		4,734,242
Singapore–0.83%
DBS Group Holdings Ltd.	160,323	7,134,393
		7,134,393
Switzerland–6.47%
Cie Financiere Richemont SA Class A	29,449	5,199,692
†CRISPR Therapeutics AG	99,528	4,734,547
Nestle SA	29,047	2,849,249
Novartis AG	115,063	17,661,517
Novartis AG ADR	54,726	8,359,397
Roche Holding AG	42,526	16,971,737
		55,776,139
United Kingdom–8.32%
†ARM Holdings PLC ADR	55,042	8,326,754
Babcock International Group PLC	205,761	3,194,360
BP PLC	1,301,199	10,184,230
British American Tobacco PLC	153,367	8,904,304
Haleon PLC	1,795,927	8,888,032
HSBC Holdings PLC (London Shares)	434,644	7,137,979
National Grid PLC	347,157	5,860,045
Reckitt Benckiser Group PLC	115,243	7,748,978
Shell PLC	195,247	9,042,876
Unilever PLC	42,749	2,413,591
		71,701,149
United States–49.43%
Abbott Laboratories	57,136	5,866,153
†Adobe, Inc.	26,771	6,507,495
†Alnylam Pharmaceuticals, Inc.	36,777	12,168,406
LVIP Global Equity Managed Volatility Fund–1

LVIP Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Alphabet, Inc. Class A	154,828	$44,522,340
†Amazon.com, Inc.	123,188	25,656,365
Arthur J Gallagher & Co.	36,281	7,857,739
†Autodesk, Inc.	12,915	3,091,851
Bank of America Corp.	161,350	7,865,813
Blackrock, Inc.	6,499	6,250,153
†Block, Inc.	50,328	3,028,739
†Boeing Co.	78,823	15,688,142
Capital One Financial Corp.	34,280	6,253,700
†Charter Communications, Inc. Class A	27,155	5,862,221
CVS Health Corp.	84,082	6,038,769
Deere & Co.	10,290	5,796,357
†Doximity, Inc. Class A	106,907	2,490,933
Elevance Health, Inc.	22,280	6,522,470
EOG Resources, Inc.	72,297	10,451,977
Expeditors International of Washington, Inc.	18,962	2,715,927
Ferguson Enterprises, Inc.	25,306	5,902,878
†Fiserv, Inc.	124,490	6,946,542
International Flavors & Fragrances, Inc.	62,299	4,519,793
International Paper Co.	158,512	5,658,878
JPMorgan Chase & Co.	17,788	5,232,518
Merck & Co., Inc.	85,677	10,306,086
Meta Platforms, Inc. Class A	63,152	36,131,154
Microsoft Corp.	35,220	13,037,387
Mondelez International, Inc. Class A	133,085	7,671,019
†Netflix, Inc.	235,535	22,646,690
NIKE, Inc. Class B	41,718	2,203,545
Oracle Corp.	104,674	15,398,592
PPG Industries, Inc.	64,881	6,934,481
QUALCOMM, Inc.	18,552	2,389,127
Salesforce, Inc.	55,860	10,427,386
SEI Investments Co.	40,385	3,169,011
SLB Ltd.	132,511	6,809,740
†Tesla, Inc.	53,138	19,754,052
Union Pacific Corp.	28,957	7,025,547
†Vertex Pharmaceuticals, Inc.	20,582	9,190,686
Visa, Inc. Class A	47,231	14,275,097
Walt Disney Co.	68,894	6,640,004
†Warner Bros Discovery, Inc.	82,606	2,268,361
Wells Fargo & Co.	89,745	7,144,600
Yum! Brands, Inc.	15,989	2,485,970
Zimmer Biomet Holdings, Inc.	79,740	7,210,091
		426,014,785
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Uruguay–2.19%
†MercadoLibre, Inc.	10,905	$18,854,963
		18,854,963
Total Common Stock (Cost $797,685,211)		816,242,511
ΔWARRANT–0.00%
Canada–0.00%
†=Constellation Software, Inc. exp 3/31/40 exercise price CAD 1.0000	236	0
Total Warrant (Cost $0)		0

	Principal Amount°
ΔCORPORATE BONDS–0.13%
United States–0.13%
Neptune Bidco U.S., Inc.
9.50% 2/15/33	919,000	891,650
10.38% 5/15/31	196,000	197,765
Total Corporate Bonds (Cost $1,099,607)		1,089,415
ΔLOAN AGREEMENTS–0.60%
United States–0.60%
•CoreLogic, Inc. 7.28% (1 mo. USD Term SOFR + 3.50%) 6/2/28	414,855	395,929
•Neptune Bidco U.S., Inc. 8.76% (3 mo. USD Term SOFR + 5.00%) 2/3/33	5,000,730	4,765,696
Total Loan Agreements (Cost $5,274,892)		5,161,625

	Number of Shares
MONEY MARKET FUND–3.67%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.60%)	31,670,746	31,670,746
Total Money Market Fund (Cost $31,670,746)		31,670,746

	Principal Amount°
SHORT-TERM INVESTMENT–0.06%
U.S. TREASURY OBLIGATIONS–0.06%
≠U.S. Treasury Bills 0.00% 7/23/26	500,000	494,363
		494,363
Total Short-Term Investment (Cost $494,476)		494,363

LVIP Global Equity Managed Volatility Fund–2

LVIP Global Equity Managed Volatility Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.16% (Cost $836,224,932)	$854,658,660
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.84%	7,255,738
NET ASSETS APPLICABLE TO 20,100,454 SHARES OUTSTANDING–100.00%	$861,914,398

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

≠The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2026:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	JPY	(182,248,570)	USD	1,159,415	4/23/26	$8,475	$—
BOA	JPY	6,787,591	USD	(44,521)	4/23/26	—	(1,656)
BOA	JPY	54,307,193	USD	(342,027)	4/23/26	935	—
HSBC	JPY	(59,362,187)	USD	378,022	4/23/26	3,137	—
HSBC	JPY	211,628,949	USD	(1,339,780)	4/23/26	—	(3,297)
HSBC	JPY	49,700,140	USD	(313,303)	4/23/26	565	—
UBS	JPY	(924,513,607)	USD	6,072,202	4/23/26	233,695	—
Total Foreign Currency Exchange Contracts						$246,807	$(4,953)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
31	CME British Pound Currency Futures	$2,562,537	$2,595,266	6/15/26	$—	$(32,729)
29	CME Euro Foreign Exchange Currency Futures	4,199,744	4,212,218	6/15/26	—	(12,474)
39	CME Japanese Yen Currency Futures	3,087,825	3,093,778	6/15/26	—	(5,953)
					—	(51,156)
Equity Contracts:
6	CME E-mini Russell 2000 Index Futures	753,660	768,413	6/18/26	—	(14,753)
48	CME E-mini S&P 500 Index Futures	15,769,800	16,146,766	6/18/26	—	(376,966)
12	CME E-mini S&P MidCap 400 Index Futures	4,075,801	4,046,010	6/18/26	29,791	—
63	Eurex EURO STOXX 50 Futures	4,001,380	4,144,559	6/19/26	—	(143,179)
18	FTSE 100 Index Futures	2,429,892	2,449,159	6/19/26	—	(19,267)
37	ICE U.S. MSCI Emerging Markets Index Futures	2,691,010	2,782,119	6/19/26	—	(91,109)
9	OSE Nikkei 225 Index Futures	2,901,232	2,957,422	6/11/26	—	(56,190)
					29,791	(701,464)
Total Futures Contracts					$29,791	$(752,620)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

LVIP Global Equity Managed Volatility Fund–3

LVIP Global Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
HSBC–Hong Kong and Shanghai Banking Corporation
ICE–Intercontinental Exchange
JPY–Japanese Yen
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SOFR–Secured Overnight Financing Rate
USD–United States Dollar
LVIP Global Equity Managed Volatility Fund–4